Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000252104 | Magnetite Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000252104 | Madison Park Funding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000252104 | Bain Capital Credit CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000252104 | Elmwood CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000252104 | Benefit Street Partners CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000252104 | Apidos CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000252104 | Neuberger Berman Loan Advisers CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000252104 | Carlyle US CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000252104 | Aimco CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000252104 | Regatta Funding Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000252104 | AAA
Holdings [Line Items]
Percent of Total Investments	84.50%
C000252104 | AA
Holdings [Line Items]
Percent of Total Investments	13.40%
C000252104 | AA+
Holdings [Line Items]
Percent of Total Investments	2.00%
C000249932 | Magnetite Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249932 | Elmwood CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000249932 | Carlyle US CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249932 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000249932 | Post CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249932 | Dryden CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249932 | Empower CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249932 | Barings CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249932 | Signal Peak CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249932 | Riserva CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000249932 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	50.10%
C000249932 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000249932 | U.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000249932 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000249932 | Residential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000249932 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000249932 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000249932 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249932 | Assets Others
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000264228 | Elmwood CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000264228 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000264228 | Post CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000264228 | Dryden CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000264228 | Empower CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000264228 | OCP CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000264228 | OBX Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000264228 | Sequoia Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264228 | EFMT
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264228 | PMT Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264228 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000264228 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000264228 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000264228 | Residential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000264228 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000264228 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264228 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264228 | Assets Others
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000264228 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000264228 | Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000264228 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000264228 | U.S. Government
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000264228 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264227 | Elmwood CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000264227 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000264227 | Post CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000264227 | Dryden CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000264227 | Empower CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000264227 | OCP CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000264227 | OBX Trust
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000264227 | Sequoia Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264227 | EFMT
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264227 | PMT Loan Trust
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264227 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000264227 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000264227 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000264227 | Residential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000264227 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000264227 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264227 | Convertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264227 | Assets Others
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000264227 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000264227 | Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000264227 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000264227 | U.S. Government
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000264227 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264229 | Elmwood CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000264229 | Aimco CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000264229 | Dryden CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000264229 | Empower CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000264229 | Octagon Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000264229 | KKR CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000264229 | Symphony CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000264229 | CarVal CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000264229 | Anchorage Capital CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000264229 | Voya CLO Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000264229 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C000264229 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000264229 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000264229 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000264229 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264229 | Assets Others
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264229 | Bonds
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000264229 | Short Term Investments
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000264229 | Exchange Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%